Leases - Schedule of Right-of-use Assets and Related Lease Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 32,229
Right-of-use assets obtained in exchange for new operating lease obligations	$ 40,536
Weighted-average remaining lease term	4 years 4 months 24 days
Weighted-average discount rate	10.00%